Provision (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Provision
Schedule of provisions

	As at 30 June 2023 unaudited £’000	As at 31 December 2022 £’000
Opening provision at 1 January	207	50
Utilisation of provision	(207)	(43)
Provision recognised during the period	-	200
	-	207

	2022 £’000	2021 £’000	2020 £’000
Opening provision at 1 January	50	50	97
Utilisation of provision	(43)	–	(97)
Provision recognised in the year	200	–	50
At 31 December	207	50	50
Less: non-current portion	–	–	(50)
Current portion	207	50	–